Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 6,675	$ 9,357
Short term deposits	11	12
Restricted cash	42	166
Trade accounts receivable	6,255	12,320
Other receivables	1,721	2,144
Inventory		2,386
Loans to associates	1,595	1,684
Loans to others	268	376
Related parties	53	59
Financial assets at fair value through profit or loss	2,821	3,167
Total current assets	19,441	31,671
NON-CURRENT ASSETS:
Property and equipment, net	90	353
Right-of-use assets, net	8	496
Investments accounted for using the equity method	974	2,995
Intangible assets, net	17,523	27,336
Deferred tax asset	100	273
Financial assets at fair value through profit or loss	1,156	772
Total non-current assets	19,851	32,225
TOTAL ASSETS	39,292	63,896
CURRENT LIABILITIES:
Trade accounts payable	9,073	13,248
Short-term loans	2,499	8,982
Current maturities of long-term loans	2,079
Short-term convertible loans	234
Lease liabilities	7	102
Embedded derivatives	284
Liability to event producers	1,530	967
Warrants at fair value issued by subsidiaries	2,025	1,897
Related parties	604	909
Accrued expenses and other current liabilities	2,139	3,163
Total current liabilities	20,474	29,268
NON-CURRENT LIABILITIES:
Lease liabilities		468
Long-term loans	1,671	234
Deferred tax liability	1,204	1,465
Accrued severance pay, net	22	26
Total non-current liabilities	2,897	2,193
TOTAL LIABILITIES	23,371	31,461
EQUITY:
Share capital - ordinary shares with no par value: authorized - June 30,2024 - 200,000,000 and December 31, 2023 - 200,000,000 shares; issued and outstanding - June 30, 2024 - 28,851,761 shares December 31, 2023 - 27,989,465 shares
Share premium	112,913	112,883
Other capital reserves	11,861	12,106
Warrants	197	197
Accumulated deficit	(109,777)	(101,610)
Equity attributable to owners of Xylo Technologies Ltd	15,194	23,576
Non-controlling interests	727	8,859
Total Equity	15,921	32,435
TOTAL LIABILITIES AND EQUITY	$ 39,292	$ 63,896